                                             UAM Funds
                                             Funds for the Informed Investor/sm/

The TS&W Portfolios
Semi-Annual Report                                                April 30, 2001

                                                                          UAM(R)

UAM FUNDS                                                    THE TS&W PORTFOLIOS
                                                             APRIL 30, 2001

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------
Shareholders' Letter........................................................   1

Statements of Net Assets
   Equity...................................................................   6
   Fixed Income.............................................................  10
   International Equity ....................................................  14

Statements of Operations ...................................................  19

Statements of Changes in Net Assets
   Equity  .................................................................  20
   Fixed Income.............................................................  21
   International Equity ....................................................  22

Financial Highlights
   Equity...................................................................  23
   Fixed Income.............................................................  24
   International Equity ....................................................  25

Notes to Financial Statements ..............................................  26

--------------------------------------------------------------------------------

UAM FUNDS                                                    THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------
April 30, 2001

Dear Shareholders:

We are pleased to provide you with our semi-annual report for the period ended April 30, 2001 on the UAM Funds' Portfolios managed by Thompson, Siegel & Walmsley, Inc. (TS&W).

The Equity Portfolio's net asset value on April 30, 2001 was $66,566,055, the Fixed Income Portfolio's net asset value was $48,825,046 and the International Equity Portfolio was valued at $104,768,163.

Participants in these Portfolios include the TS&W retirement plans, existing TS&W clients, and others seeking investment management direction from TS&W. We encourage many of our clients to pursue a balanced investment approach, utilizing a combination of these Portfolios to achieve their specific investment objectives.

The Portfolios are managed by the TS&W team of investment professionals utilizing the same investment philosophy and decision making process which has been in place at our firm for over two decades. We pursue a conservative approach that emphasizes relative values in the selection of securities. We stress quality securities and a diversified approach in structuring portfolios.

Our decision making process focuses on top-down economic analysis; fundamental analysis of economic sectors, industries, and companies; and an analysis of absolute and relative values in the market. Our long-term goal is to achieve above-average results at below-average levels of risk over a complete economic or market cycle.

TS&W Equity Portfolio

Total net assets of the TS&W Equity Portfolio were $66,566,055 on April 30, 2001. Common stocks accounted for 98.9% of total assets, with the remainder held in money market funds. For the 3 month period ended April 30, the fund return was -1.34%, while our benchmark index, the S&P 500, returned -8.26%. Through the first half of fiscal 2001, the fund returned 1.66%, while the benchmark declined -12.07%.

The stock market, as measured by the S&P 500, declined in the latest quarter, but ended the period on a positive note, adding 7.77% in April. Four short-term interest rate cuts totaling 2 percentage points in the first four months of 2001, with further cuts assumed to be in the works, are undoubtedly the source of the stock market's resurgence. Economic news remains mixed. The production side of the economy is weak, while consumer activity remains surprisingly strong in the face of rising unemployment figures. Initial readings of total economic output for the first three months of 2001 were stronger than expected, and indicate that excess inventories are being worked off. Aggregate corporate profits were down sharply in the first quarter. Energy companies bucked the trend, posting strong earnings gains, while profits for technology companies dropped sharply, a reminder of the cyclical nature of information technology spending.

UAM FUNDS                                                    THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

Thompson Siegel & Walmsley's outlook for the remainder of the year is positive. We expect the strong monetary stimulus to lead to improved economic growth and corporate profit performance by late 2001. While the stock market should continue to be a volatile arena, we are adding to stocks that we believe will do well in the early stages of an economic recovery. Recent additions to our portfolio include consumer electronics retailer Best Buy, and financial services giant Merrill Lynch. We have boosted our exposure to the downtrodden technology sector while trimming exposure to energy stocks that have performed exceptionally over the past year.

As always, TS&W's focus is on large company stocks that are priced at a significant discount to our estimate of fair value. In support of this effort, we have added experienced equity research personnel to our staff over the past year. We believe that the TS&W Equity Portfolio and our firm are well positioned for the future.

TS&W Fixed Income Portfolio

The TS&W Fixed Income Portfolio had total net assets of $48,825,046 on April 30, 2001. For the three-month period ended April 30, 2001 the Portfolio return was 0.44% versus the Lehman Government/Credit Index (our "benchmark index") return of 0.73%. Through the first half of fiscal 2001, the Portfolio returned 5.65%, compared to the benchmark return of 6.23%.

Four 1/2 point reductions in short term interest rates during the first four months of 2001, with further cuts strongly implied in Federal Reserve statements, set the tone in fixed income markets during our second fiscal quarter. Despite the Fed's aggressive action, long-term interest rates rose in the latest three months. Market concerns about the likelihood of a recession appear to have given way to general agreement that the downturn in economic growth will be relatively mild and short-lived. Nevertheless, weak corporate profits, and strong new issue activity have kept interest rate spreads on corporate bonds at high levels relative to Treasury issues.

The TS&W Fixed Income Portfolio ended the period with an average maturity of 8.8 years, and a duration of 5.3 years -- slightly shorter than the benchmark index duration of 5.5 years. At the end of April the portfolio consisted of 21.3% Treasury and Agency issues, 55.5% corporate bonds, 22.8% in mortgage-backed securities, and 0.4% in cash and equivalents. The average quality of the portfolio was maintained at AA with assets spread among 40 issues representing 14 different sectors of the fixed income markets.

Available measures of economic performance present a mixed picture -- with steady consumer activity offsetting pronounced weakness in capital investment. The Federal Reserve's public posture suggests a further willingness to cut short term rates, but we expect the central bank to move more cautiously in the months ahead, looking for signs that the economic slowdown is worsening, or that the strong monetary stimulus provided this spring is fostering a recovery.

UAM FUNDS                                                    THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

TS&W International Equity Portfolio

The TS&W International Equity Portfolio had total net assets of $104,768,163 on April 30, 2001. For the three-month period ended April 30, 2001 the Portfolio return was -9.68% versus the Morgan Stanley Capital International EAFE Index ("EAFE") (our "benchmark index") return of -7.84%. The Portfolio declined -8.64% for the six-month period ending April 30, 2001 while EAFE fell -8.11% during that period.

Over the past three months EAFE's patterns have changed markedly. Sectors that had performed well, e.g., Financials, Information Technology and Telecommunications Services were weak, while formerly weak sectors strengthened. In the latter category were Energy and Materials. Geographically this contrary pattern held true as Japan barely budged while Europe plunged in double digits for the period.

Japan's relative out-performance occurred in the run up to its March 31 fiscal year end. The main causes were anticipation of political and fiscal change, and Japan's increasingly attractive valuation for international investors experiencing swooning markets elsewhere.

Elsewhere, a suddenly and dramatically weaker U.S. economy, the main driver of the world's economy, led to profit warnings and earnings disappointments by companies worldwide. On the bright side, however, the strong rebound of NASDAQ late in the fiscal quarter served to noticeably reduce the declines registered earlier in the quarter.

The International Equity Portfolio continues to seek broad diversification by geographic region and economic sectors. Recent price declines have presented great opportunities to buy quality companies at more reasonable prices. We believe the Portfolio is well positioned for any recovery in stock market sentiment.

Respectfully submitted,

/s/ Matthew G. Thompson

Matthew G. Thompson
Managing Director

UAM FUNDS                                                    THE TS&W PORTFOLIOS


--------------------------------------------------------------------------------

                          TS&W Equity Top Ten Holdings
                       (as a percentage of the Portfolio)

1. JP Morgan Chase (3.7%)                   6. Duke Energy (2.8%)
2. Bank of America (3.2%)                   7. Electronic Data Systems (2.7%)
3. Abbott Laboratories (3.0%)               8. Gannett (2.7%)
4. Unocal (2.9%)                            9. Microsoft (2.7%)
5. Caterpillar (2.9%)                      10. Schlumberger (2.7%)

                  TS&W International Equity Top Ten Holdings
                      (as a percentage of the Portfolio)

1. Rio Tinto (2.5%)                         6. Assa Abloy, Cl B (2.1%)
2. ING Groep (2.4%)                         7. Hutchinson Whampoa (2.1%)
3. Vodafone Group (2.3%)                    8. Credit Suisse Group (2.1%)
4. Nomura Securities (2.3%)                 9. TotalFinaElf (2.1%)
5. TNT Post Group (2.2%)                   10. Ricoh (2.0%)

   All performance presented in this report is historical and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
A portfolio's performance assumes the reinvestment of all dividends and capital gains.

   There are no assurances that a portfolio will meet its stated objectives.

  A portfolio's holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

UAM FUNDS                                                    THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

                     Definition of the Comparative Indices
                     -------------------------------------

Lehman Government/Corporate Index is an unmanaged index of investment grade bonds, including U.S. government treasury bonds, corporate bonds and yankee bonds.

Morgan Stanley Capital International EAFE Index is an unmanaged index comprised of over 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

S&P 500 Index is an unmanaged index comprised of stocks representing major U.S. market industries, including 400 industrial stocks, 40 financial stocks, 40 utility stocks and 20 transportation stocks.

   Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

      Please note that one cannot invest directly in an unmanaged index.

UAM FUNDS                                             TS&W EQUITY PORTFOLIO
                                                      APRIL 30, 2001 (Unaudited)

--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
COMMON STOCKS - 98.8%

                                                     Shares             Value
                                                   -----------       -----------
AEROSPACE & DEFENSE -- 2.2%
   Boeing.......................................     23,700          $ 1,464,660
                                                                     -----------
BANKS -- 10.6%
   Bank of America..............................     38,000            2,128,000
   First Union  ................................     53,400            1,600,398
   FleetBoston Financial........................     23,000              882,510
   JP Morgan Chase..............................     51,250            2,458,975
                                                                     -----------
                                                                       7,069,883
                                                                     -----------
BEAUTY PRODUCTS -- 1.5%
   Gillette.....................................     35,000              992,600
                                                                     -----------
BUILDING & CONSTRUCTION -- 1.0%
   Vulcan Materials.............................     15,000              693,450
                                                                     -----------
CAPITAL EQUIPMENT -- 1.7%
   W.W. Grainger................................     29,000            1,124,620
                                                                     -----------
CHEMICALS -- 2.3%
   Air Products & Chemicals ....................     36,400            1,564,836
                                                                     -----------
COMPUTERS & SERVICES -- 1.5%
   Compaq Computer .............................     56,950              996,625
                                                                     -----------
FINANCIAL SERVICES -- 6.6%
   Citigroup  ..................................     34,666            1,703,834
   Fannie Mae  .................................     19,550            1,569,083
   Merrill Lynch  ..............................     17,900            1,104,430
                                                                     -----------
                                                                       4,377,347
                                                                     -----------
FOOD, BEVERAGE & TOBACCO -- 4.4%
   Hershey Foods................................     21,800            1,316,938
   Unilever, NY Shares .........................     28,500            1,599,420
                                                                     -----------
                                                                       2,916,358
                                                                     -----------
HEALTH CARE -- 2.0%
   Johnson & Johnson ...........................     14,000            1,350,720
                                                                     -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             TS&W EQUITY PORTFOLIO
                                                      APRIL 30, 2001 (Unaudited)

--------------------------------------------------------------------------------
COMMON STOCKS -- continued

                                                      Shares             Value
                                                   -----------       -----------
HOUSEWARES -- 1.5%
   General Electric.............................      20,000         $   970,600
                                                                     -----------
INSURANCE -- 3.8%
   Chubb........................................      14,100             941,175
   Metlife......................................      54,000           1,566,000
                                                                     -----------
                                                                       2,507,175
                                                                     -----------
LODGING & RESTAURANTS -- 2.3%
   McDonald's...................................      55,000           1,512,500
                                                                     -----------
MACHINERY -- 5.3%
   Caterpillar..................................      38,000           1,907,600
   Pall.........................................      70,000           1,642,900
                                                                     -----------
                                                                       3,550,500
                                                                     -----------
MANUFACTURING -- 2.6%
   Minnesota Mining & Manufacturing ............      14,500           1,725,645
                                                                     -----------
OIL & GAS -- 9.2%
   Halliburton..................................      25,000           1,080,250
   Schlumberger.................................      26,800           1,776,840
   Texaco.......................................      19,200           1,387,776
   Unocal.......................................      50,000           1,908,000
                                                                     -----------
                                                                       6,152,866
                                                                     -----------
PAPER & PAPER PRODUCTS -- 4.2%
   International Paper..........................      41,700           1,633,806
   Kimberly-Clark...............................      20,000           1,188,000
                                                                     -----------
                                                                       2,821,806
                                                                     -----------
PHARMACEUTICALS -- 7.7%
   Abbott Laboratories..........................      43,450           2,015,211
   American Home Products.......................      27,000           1,559,250
   Merck........................................      20,000           1,519,400
                                                                     -----------
                                                                       5,093,861
                                                                     -----------
PRINTING & PUBLISHING -- 2.7%
   Gannett......................................      28,000           1,807,400
                                                                     -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             TS&W EQUITY PORTFOLIO
                                                      APRIL 30, 2001 (Unaudited)

--------------------------------------------------------------------------------
COMMON STOCKS -- continued
                                                     Shares              Value
                                                   -----------       -----------
RETAIL -- 1.5%
   Best Buy*....................................     17,700          $   974,385
                                                                     -----------
SEMICONDUCTORS/INSTRUMENTS -- 3.9%
   Agilent Technologies*........................     28,100            1,096,181
   National Semiconductor*......................     52,000            1,497,600
                                                                     -----------
                                                                       2,593,781
                                                                     -----------
TECHNOLOGY -- 9.8%
   Cadence Design Systems*......................     45,200              935,640
   Electronic Data Systems......................     28,150            1,815,675
   Hewlett-Packard..............................     24,000              682,320
   Intel........................................     42,400            1,310,584
   Microsoft*...................................     26,300            1,781,825
                                                                     -----------
                                                                       6,526,044
                                                                     -----------
TELEPHONES & TELECOMMUNICATIONS -- 7.7%
   Motorola.....................................     62,500              971,875
   Nortel Networks..............................     45,000              688,500
   Sprint (FON Group) ..........................     35,000              748,300
   Verizon Communications*......................     30,400            1,674,128
   WorldCom*....................................     58,955            1,075,929
                                                                     -----------
                                                                       5,158,732
                                                                     -----------
UTILITIES -- 2.8%
   Duke Energy..................................     39,300            1,837,668
                                                                     -----------
   TOTAL COMMON STOCKS
   (Cost $58,310,502) ..........................                      65,784,062
                                                                     -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             TS&W EQUITY PORTFOLIO
                                                      APRIL 30, 2001 (Unaudited)

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 1.1%

                                                           Face
                                                          Amount       Value
                                                        ----------- -----------
REPURCHASE AGREEMENT -- 1.1%
  Chase Securities, Inc. 4.30%, dated 04/30/01,
    due 05/01/01, to be repurchased at $734,088,
    collateralized by $723,031 of various
    U.S. Treasury Notes, valued at
    $757,699 (Cost $734,000) ..........................   $734,000  $   734,000
                                                                    -----------
  TOTAL INVESTMENTS -- 99.9%
    (Cost $59,044,502) (a) ............................              66,518,062
                                                                    -----------
  OTHER ASSETS AND LIABILITIES, NET -- 0.1% ...........                  47,993
                                                                    -----------

NET ASSETS CONSIST OF:

  Paid in Capital .....................................              56,954,358
  Distributions in Excess of Net Investment Income ....                  (2,792)
  Accumulated Net Realized Gain .......................               2,140,929
  Net Unrealized Appreciation .........................               7,473,560
                                                                    -----------
  Total Net Assets -- 100.0% ..........................             $66,566,055
                                                                    ===========
  Institutional Class Shares
  Shares Issued and Outstanding ($0.001 par value)
    (Authorized 25,000,000) ...........................               5,388,106
  Net Asset Value, Offering and Redemption Price
    Per Share.....................................                       $12.35
                                                                         ======


  * Non-income producing security
(a) The cost for federal income tax purposes was $59,044,502. At April 30, 2001, net unrealized appreciation for all securities based on tax cost was $7,473,560. This consisted of aggregate gross unrealized appreciation for all securities of $11,238,510, and aggregate gross unrealized depreciation for all securities of $3,764,950.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            TS&W FIXED INCOME PORTFOLIO
                                                     APRIL 30, 2001 (Unaudited)

--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
CORPORATE OBLIGATIONS -- 54.9%
                                                      Face
                                                     Amount              Value
                                                   -----------       -----------
AUTOMOTIVE -- 1.5%
   Ford Motor
     7.450%, 07/16/31 ..........................  $  750,000         $   730,312
                                                                     -----------
BANKS -- 4.6%
   Bank of America
     7.800%, 02/15/10 ..........................     690,000             734,223
   Bank One
     6.500%, 02/01/06 ..........................   1,000,000           1,016,260
   Capital One Bank
     6.700%, 05/15/08 ..........................     549,000             513,315
                                                                     -----------
                                                                       2,263,798
                                                                     -----------
COMMUNICATIONS EQUIPMENT -- 1.5%
   Motorola
     6.500%, 09/01/25 ..........................     750,000             712,500
                                                                     -----------
COMPUTERS & SERVICES -- 7.2%
   Hewlett-Packard
     7.150%, 06/15/05 ..........................     760,000             787,913
   IBM
     6.500%, 01/15/28 ..........................     750,000             682,500
   Sun Microsystems
     7.500%, 08/15/06 ..........................   2,000,000           2,050,000
                                                                     -----------
                                                                       3,520,413
                                                                     -----------
ENERGY -- 2.5%
   Conoco
     6.950%, 04/15/29 ..........................     500,000             487,500
   Enron
     6.625%, 11/15/05 ..........................     710,000             716,212
                                                                     -----------
                                                                       1,203,712
                                                                     -----------
FINANCIAL SERVICES -- 24.6%
   CIT Group Holdings
     6.375%, 08/01/02 ..........................   2,000,000           2,025,000
   Country Wide Funding
     8.250%, 07/15/02 ..........................   2,000,000           2,062,500

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            TS&W FIXED INCOME PORTFOLIO
                                                     APRIL 30, 2001 (Unaudited)

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- continued

                                                   Face
                                                  Amount                Value
                                                -----------          -----------
FINANCIAL SERVICES -- continued
  Duke Capital
    7.500%, 10/01/09............................$ 1,500,000          $ 1,561,642
  First Union National Bank
    7.875%, 02/15/10............................    615,000              661,125
  Fleet Financial
    6.500%, 03/15/08............................    760,000              758,100
  Ford Motor Credit (b)
    5.020%, 07/16/02............................  1,000,000              999,990
  Household Finance
    6.400%, 06/17/08............................  1,000,000              983,750
  Lehman Brothers
    6.625%, 04/01/04............................  2,000,000            2,042,500
  TransAmerica Financial (b)
    5.610%, 05/20/02............................    900,000              899,743
                                                                     -----------
                                                                      11,994,350
                                                                     -----------
MACHINERY -- 1.4%
  Caterpillar
    6.625%, 07/15/28............................    750,000              681,562
                                                                     -----------
OFFICE AUTOMATION & EQUIPMENT -- 1.5%
  Pitney Bowes
    5.500%, 04/15/04............................    750,000              749,063
                                                                     -----------
RETAIL -- 2.5%
  Wal-Mart Stores
    7.250%, 06/01/13............................  1,150,000            1,239,125
                                                                     -----------
TELEPHONES & TELECOMMUNICATIONS -- 4.7%
  BellSouth Capital Funding
    7.750%, 02/15/10............................  1,000,000            1,071,250
  SBC Communications
    5.750%, 05/02/06............................    500,000              495,740
  WorldCom (b)
    5.570%, 11/26/01............................    750,000              747,569
                                                                     -----------
                                                                       2,314,559
                                                                     -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            TS&W FIXED INCOME PORTFOLIO
                                                     APRIL 30, 2001 (Unaudited)

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- continued
                                                    Face
                                                   Amount              Value
                                                 -----------        -----------
TRANSPORTATION -- 2.9%
     CSX
       7.450%, 05/01/07 ........................ $ 1,365,000        $ 1,417,894
                                                                    -----------
     TOTAL CORPORATE OBLIGATIONS
       (Cost $26,341,410) ......................                     26,827,288
                                                                    -----------

U.S. TREASURY OBLIGATION-- 6.4%

U.S. TREASURY BOND -- 6.4%
       8.125%, 08/15/19 ........................   2,500,000          3,121,350
                                                                    -----------
     TOTAL U.S. TREASURY OBLIGATION
       (Cost $2,665,883) .......................                      3,121,350
                                                                    -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 14.6%

FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 14.6%
       6.625%, 10/15/07 ........................     640,000            672,184
       6.375%, 06/15/09 ........................   1,000,000          1,029,100
       6.250%, 05/15/29 ........................   4,370,000          4,233,438
       6.000%, 05/15/08 ........................   1,000,000          1,011,160
       5.750%, 04/15/03 ........................     200,000            203,946
                                                                    -----------
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
       (Cost $6,802,869) .......................                      7,149,828
                                                                    -----------

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 22.7%

FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 10.8%
       7.500%, 04/01/29 ........................   1,584,716          1,618,392
       7.000%, 03/01/11 ........................     968,021            987,982
       6.500%, 02/01/03 ........................     898,760            908,871
       6.000%, 02/01/14 ........................   1,779,784          1,765,315
                                                                    -----------
                                                                      5,280,560
                                                                    -----------
The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            TS&W FIXED INCOME PORTFOLIO
                                                     APRIL 30, 2001 (Unaudited)

--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- continued


                                                                               Face
                                                                              Amount              Value
                                                                            ----------          ----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 11.9%
     12.500%,11/15/13 .............................................         $      336         $       386
     8.000%,07/15/30...............................................          1,420,186           1,467,223
     7.500%,12/15/28...............................................          2,246,204           2,300,944
     7.000%,03/15/29...............................................          1,995,488           2,016,062
                                                                                               -----------
                                                                                                 5,784,615
                                                                                               -----------
   TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
     (Cost $11,001,538) ...........................................                             11,065,175
                                                                                               -----------

SHORT-TERM INVESTMENT -- 0.4%

REPURCHASE AGREEMENT -- 0.4%
   Chase Securities, Inc. 4.30%, dated 04/30/01,
     due 05/01/01, to be repurchased at $192,023,
     collateralized by $189,131 of various
     U.S. Treasury Notes, valued at
     $198,199 (Cost $192,000) .....................................            192,000             192,000
                                                                                               -----------
  TOTAL INVESTMENTS -- 99.0%
     (Cost $47,003,700)(a) ........................................                             48,355,641
                                                                                               -----------
  OTHER ASSETS AND LIABILITIES, NET -- 1.0% .......................                                469,405
                                                                                               -----------

NET ASSETS CONSIST OF:

     Paid in Capital...............................................                             48,465,741
     Distributions in Excess of Net Investment Income..............                                (26,192)
     Accumulated Net Realized Loss ................................                               (966,444)
     Net Unrealized Appreciation...................................                              1,351,941
                                                                                               -----------
     Total Net Assets -- 100.0%                                                                $48,825,046
                                                                                               ===========
     Institutional Class Shares
     Shares Issued and Outstanding ($0.001 par value)
       (Authorized 25,000,000) ....................................                              4,714,804
     Net Asset Value, Offering and Redemption Price Per Share .....                                 $10.36
                                                                                                    ======


 (a) The cost for federal income tax purposes was $47,003,700. At April 30, 2001, net unrealized appreciation for all securities based on tax cost was $1,351,941. This consisted of aggregate gross unrealized appreciation for all securities of $1,550,370, and aggregate gross unrealized depreciation for all securities of $198,429.

 (b) Variable rate security -- the rate reported on the Statement of Net Assets is the rate in effect as of April 30, 2001.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    TS&W INTERNATIONAL EQUITY PORTFOLIO
                                             APRIL 30, 2001 (Unaudited)

--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
FOREIGN COMMON STOCKS -- 91.1%
                                                       Shares          Value
                                                     -----------    -----------
AUSTRALIA -- 1.7%
   Brambles Industries.............................    68,500       $ 1,745,641
                                                                    -----------
CANADA -- 1.8%
   Bombardier, Cl B................................   126,600         1,825,050
                                                                    -----------
DENMARK -- 0.8%
   Vestas Wind Systems.............................    18,700           872,991
                                                                    -----------
FINLAND -- 2.1%
   Nokia Oyj ADR...................................    47,100         1,610,349
   Sonera Oyj......................................    50,800           561,640
                                                                    -----------
                                                                      2,171,989
                                                                    -----------
FRANCE -- 11.1%
   Alcatel.........................................    59,859         1,947,705
   Axa.............................................    15,500         1,827,726
   Cap Gemini......................................    10,400         1,502,042
   Castorama Dubois Investissements ...............     5,000         1,068,353
   TotalFinaElf....................................    14,893         2,218,295
   Valeo...........................................    35,603         1,641,412
   Vivendi Universal . ............................    20,000         1,383,983
                                                                    -----------
                                                                     11,589,516
                                                                    -----------
GERMANY -- 6.5%
   Adidas-Salomon . ...............................    23,500         1,416,787
   Allianz.........................................     6,300         1,812,521
   BHW Holding.....................................    73,000         2,025,792
   Deutsche Lufthansa..............................    81,600         1,562,686
                                                                    -----------
                                                                      6,817,786
                                                                    -----------
HONG KONG -- 3.7%
   Hutchison Whampoa...............................   210,800         2,277,202
   Li & Fung  .....................................   870,000         1,650,981
                                                                    -----------
                                                                      3,928,183
                                                                    -----------
ITALY -- 1.5%
   Telecom Italia  ................................   250,000         1,558,200
                                                                    -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    TS&W INTERNATIONAL EQUITY PORTFOLIO
                                             APRIL 30, 2001 (Unaudited)

--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS -- continued


                                                       Shares          Value
                                                     -----------    -----------

JAPAN -- 14.2%
   Nippon Telegraph & Telephone........................      115    $   730,765
   Nomura Securities...................................  118,000      2,493,059
   NTT Docomo..........................................      100      2,056,097
   Ricoh...............................................  117,000      2,192,537
   Rohm................................................   10,100      1,782,329
   Sony................................................   28,000      2,094,305
   Suzuki Motor........................................  155,000      1,969,887
   Takefuji............................................   20,000      1,567,167
                                                                    -----------
                                                                     14,886,146
                                                                    -----------
NETHERLANDS -- 7.9%
   ING Groep...........................................   37,428      2,554,147
   Koninklijke Philips Electronics.....................   63,360      1,859,953
   TNT Post Group . ...................................   99,298      2,337,398
   Vedior . ...........................................  147,100      1,499,817
                                                                    -----------
                                                                      8,251,315
                                                                    -----------
SIGNAPORE -- 1.4%
   Datacraft Asia*.....................................  289,000      1,473,900
                                                                    -----------

SOUTH KOREA -- 1.7%
   Samsung Electronics.................................   10,454      1,817,742
                                                                    -----------
SPAIN -- 5.5%
   Banco Santander Central Hispano.....................  144,900      1,438,845
   Endesa..............................................   58,000        976,519
   Repsol YPF ADR......................................   82,000      1,497,320
   Telefonica*  .......................................  112,302      1,899,738
                                                                    -----------
                                                                      5,812,422
                                                                    -----------
SWEDEN -- 3.6%
   Assa Abloy, Cl B....................................  131,500      2,285,342
   Nordea..............................................  250,000      1,509,103
                                                                    -----------
                                                                      3,794,445
                                                                    -----------
SWITZERLAND -- 3.3%
   Credit Suisse Group.................................   12,000      2,237,593
   Roche Holding.......................................      170      1,220,935
                                                                    -----------
                                                                      3,458,528
                                                                    -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    TS&W INTERNATIONAL EQUITY PORTFOLIO
                                                      APRIL 30, 2001 (Unaudited)

--------------------------------------------------------------------------------

FOREIGN COMMON STOCKS -- concluded
                                                       Shares          Value
                                                     -----------    -----------
UNITED KINGDOM -- 24.3%
   Avis Europe  .................................        661,900    $ 1,486,863
   BAE Systems  .................................        364,212      1,724,889
   CGNU..........................................         98,400      1,365,670
   Colt Telecom Group* ..........................        108,500      1,498,083
   Enterprise Oil  ..............................        168,600      1,459,459
   Geest . ......................................        236,100      2,077,543
   GlaxoSmithKline . ............................         63,472      1,677,367
   HSBC Holdings (HKD) ..........................        146,600      1,860,931
   Misys . ......................................        165,000      1,503,842
   Psion.........................................        579,700        841,876
   Railtrack Group . ............................        163,011      1,142,857
   Rio Tinto  ...................................        132,380      2,682,036
   Telewest Communications*......................        894,280      1,756,163
   Unilever  ....................................        245,042      1,851,200
   Vodafone Group . .............................        826,539      2,510,094
                                                                    -----------
                                                                     25,438,873
                                                                    -----------
   TOTAL FOREIGN COMMON STOCKS
     (Cost $84,655,048) .........................                    95,442,727
                                                                    -----------
FOREIGN CONVERTIBLE BOND -- 1.6%

                                                        Face
                                                       Amount
                                                     -----------
   Novartis, CV to 9.3660 Shares
     2.000%, 10/06/02 ...........................    $ 1,100,000      1,658,910
                                                                    -----------
  TOTAL FOREIGN CONVERTIBLE BOND
    (Cost $1,618,497) ...........................                     1,658,910
                                                                    -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    TS&W INTERNATIONAL EQUITY PORTFOLIO
                                                      APRIL 30, 2001 (Unaudited)

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 9.8%


                                                                       Face
                                                                      Amount          Value
                                                                   ------------    ------------
REPURCHASE AGREEMENT -- 9.8%
  Chase Securities, Inc. 4.30%, dated 04/30/01,
    due 05/01/01, to be repurchased at $10,229,222,
    collateralized by $10,075,155 of various
    U.S. Treasury Notes, valued at
    $10,558,236 (Cost $10,228,000) ..............................   $10,228,000    $ 10,228,000
                                                                                   ------------
  TOTAL INVESTMENTS -- 102.5%
    (Cost $96,501,545)(a) .......................................                   107,329,637
                                                                                   ------------
    OTHER ASSETS AND LIABILITIES, NET -- (2.5%) .................                    (2,561,474)
                                                                                   ------------
NET ASSETS CONSIST OF:

    Paid in Capital .............................................                    89,020,893
    Undistributed Net Investment Income .........................                         2,022
    Accumulated Net Realized Gain ...............................                     4,915,953
    Net Unrealized Appreciation .................................                    10,829,295
                                                                                   ------------
    Total Net Assets -- 100.0% ..................................                  $104,768,163
                                                                                   ============
    Institutional Class Shares
    Shares Issued and Outstanding ($0.001 par value)
      (Authorized 25,000,000) ...................................                     7,538,950
    Net Asset Value, Offering and Redemption Price Per Share.....                        $13.90
                                                                                         ======


  * Non-income producing securities
ADR American Depositary Receipt
 Cl Class
 CV Convertible security
HKD Hong Kong Dollar
(a) The cost for federal income tax purposes was $96,501,545. At April 30, 2001, net unrealized appreciation for all securities based on tax cost was $10,828,092. This consisted of aggregate gross unrealized appreciation for all securities of $21,235,081, and aggregate gross unrealized depreciation for all securities of $10,406,989.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    TS&W INTERNATIONAL EQUITY PORTFOLIO
                                             APRIL 30, 2001 (Unaudited)

--------------------------------------------------------------------------------
At April 30, 2001 sector diversification of the Portfolio was as follows:


                                                       % of        Market
Sector Diversification                              Net Assets      Value
----------------------                              ----------  ------------
Foreign Common Stocks
Aerospace & Defense .............................       1.6%    $  1,724,889
Audio/Video .....................................       2.0        2,094,305
Banks ...........................................       8.7        9,072,265
Computers & Services ............................       3.7        3,847,761
Consumer Services ...............................       1.4        1,499,817
Diversified Operations ..........................       5.6        5,847,894
Electrical Components & Equipment ...............       5.2        5,460,024
Energy ..........................................       0.8          872,991
Financial Services ..............................       3.9        4,060,226
Food, Beverage & Tobacco ........................       3.7        3,928,743
Insurance .......................................       7.2        7,560,063
Medical Products & Services .....................       2.8        2,898,302
Metals ..........................................       2.2        2,285,342
Mining & Minerals ...............................       2.6        2,682,036
Multimedia ......................................       1.3        1,383,983
Office Equipment ................................       2.1        2,192,537
Petroleum & Fuel Services .......................       4.9        5,175,073
Retail ..........................................       2.4        2,485,140
Telephones & Telecommunications .................      15.1       15,846,570
Television ......................................       1.7        1,756,163
Transportation ..................................       9.7       10,141,104
Utilities .......................................       0.9          976,519
Wholesale .......................................       1.6        1,650,980
                                                      -----     ------------
Total Foreign Common Stocks .....................      91.1       95,442,727
Foreign Convertible Bond ........................       1.6        1,658,910
Repurchase Agreement ............................       9.8       10,228,000
                                                      -----     ------------
Total Investments ...............................     102.5      107,329,637
Other Assets and Liabilities, Net ...............      (2.5)      (2,561,474)
                                                      -----     ------------
Net Assets ......................................     100.0%    $104,768,163
                                                      =====     ============

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             THE TS&W PORTFOLIOS
                                                      FOR THE SIX MONTHS ENDED
                                                      APRIL 30, 2001 (Unaudited)

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS


                                                                                TS&W             TS&W
                                                                 TS&W           Fixed        International
                                                                Equity          Income          Equity
                                                               Portfolio       Portfolio       Portfolio
                                                              ----------      ----------      -----------
Investment Income
Dividends ...........................................         $  582,009      $       --      $   680,308
Interest ............................................             43,244       1,724,338          177,326
Less: Foreign Taxes Withheld  .......................             (3,514)             --         (107,205)
                                                              ----------      ----------      -----------
   Total Income .....................................            621,739       1,724,338          750,429
                                                              ----------      ----------      -----------
Expenses
Investment Advisory Fees -- Note B ..................            247,362         117,562          528,258
Administrative Fees -- Note C .......................             75,852          61,729          105,677
Printing Fees .......................................              3,763           4,275            4,663
Audit Fees ..........................................              7,236           7,321            8,827
Filing and Registration Fees ........................              6,451           6,433            4,769
Custodian Fees ......................................              6,805           6,309           47,198
Directors' Fees -- Note E ...........................              2,053           1,866            2,621
Shareholder Servicing Fees -- Note F ................              1,129           1,624            2,277
Legal Fees ..........................................              2,701           2,237               --
Other Expenses ......................................              9,505           8,119           15,671
                                                              ----------      ----------      -----------
   Total Expenses ...................................            362,857         217,475          719,961
                                                              ----------      ----------      -----------
Less:
Waiver of Investment Advisory Fees ..................                 --              --           (7,217)
                                                              ----------      ----------      -----------
   Net Expenses Before Expense Offset ...............            362,857         217,475          712,744
Expense Offset -- Note A ............................               (899)           (986)          (2,457)
                                                              ----------      ----------      -----------
   Net Expenses After Expense Offset ................            361,958         216,489          710,287
                                                              ----------      ----------      -----------
Net Investment Income ...............................            259,781       1,507,849           40,142
                                                              ----------      ----------      -----------
Net Realized Gain (Loss) on:
   Investments ......................................          2,437,788        (228,878)       4,916,489
   Foreign Currency Transactions.....................                 --              --          (37,864)
                                                              ----------      ----------      -----------
Net Realized Gain (Loss) on Investments and
   Foreign Currency Transactions ....................          2,437,788        (228,878)       4,878,625
                                                              ----------      ----------      -----------
Net Change in Unrealized
   Appreciation (Depreciation) on:
   Investments ......................................         (1,651,567)      1,688,525      (14,600,326)
   Foreign Currency Transactions ....................                 --              --           13,480
                                                              ----------      ----------      -----------
Net Change in Unrealized Appreciation
    (Depreciation) ..................................         (1,651,567)      1,688,525      (14,586,846)
                                                              ----------      ----------      -----------
Net Gain (Loss) on Investments and
    Foreign Currency ................................            786,221       1,459,647       (9,708,221)
                                                              ----------      ----------      -----------
Net Increase (Decrease) in Net Assets
    Resulting from Operations .......................         $1,046,002      $2,967,496      $(9,668,079)
                                                              ==========      ==========      ===========


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                  TS&W EQUITY PORTFOLIO

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS


                                                                   Six Months
                                                                     Ended          Year Ended
                                                                 April 30, 2001    October 31,
                                                                   (Unaudited)        2000
                                                                   -----------    ------------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income .......................................    $   259,781    $    800,205
  Net Realized Gain on Investments ............................      2,437,788       8,254,242
  Net Change in Unrealized Depreciation
    on Investments ............................................     (1,651,567)     (7,849,016)
                                                                   -----------    ------------
  Net Increase in Net Assets Resulting
    from Operations ...........................................      1,046,002       1,205,431
                                                                   -----------    ------------
Distributions:
  Net Investment Income .......................................       (378,179)       (761,992)
  Net Realized Gain ...........................................     (8,592,136)     (8,929,204)
                                                                   -----------    ------------
  Total Distributions .........................................     (8,970,315)     (9,691,196)
                                                                   -----------    ------------
Capital Share Transactions:
  Issued ......................................................      3,182,672       4,524,611
  In Lieu of Cash Distributions ...............................      8,888,305       9,270,763
  Redeemed ....................................................     (7,776,284)    (28,348,210)
                                                                   -----------    ------------
  Net Increase (Decrease) from Capital Share Transactions .....      4,294,693     (14,552,836)
                                                                   -----------    ------------
      Total Decrease ..........................................     (3,629,620)    (23,038,601)
                                                                   -----------    ------------
Net Assets:
  Beginning of Period .........................................     70,195,675      93,234,276
                                                                   -----------    ------------
  End of Period (including undistributed net investment income/
    (distributions in excess of net investment income) of
    $(2,792) and $115,606, respectively) ......................    $66,566,055    $ 70,195,675
                                                                   ===========    ============
Shares Issued and Redeemed:
  Issued ......................................................        261,533         329,279
  In Lieu of Cash Distributions ...............................        735,066         688,021
  Redeemed ....................................................       (627,362)     (2,043,147)
                                                                   -----------    ------------
  Net Increase (Decrease) from Shares Issued and Redeemed .....        369,237      (1,025,847)
                                                                   ===========    ============

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            TS&W FIXED INCOME PORTFOLIO

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                                     Six Months
                                                                        Ended           Year Ended
                                                                   April 30, 2001       October 31,
                                                                     (Unaudited)           2000
                                                                     -----------       ------------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income ..........................................   $ 1,507,849       $  3,472,169
  Net Realized Loss on Investments ...............................      (228,878)          (705,074)
  Net Change in Unrealized Appreciation on Investments ...........     1,688,525            522,247
                                                                     -----------       ------------
  Net Increase in Net Assets Resulting
    from Operations ..............................................     2,967,496          3,289,342
                                                                     -----------       ------------
Distributions:
  Net Investment Income ..........................................    (1,511,888)        (3,448,474)
  Net Realized Gain ..............................................            --                 --
                                                                     -----------       ------------
  Total Distributions ............................................    (1,511,888)        (3,448,474)
                                                                     -----------       ------------
Capital Share Transactions:
  Issued .........................................................     1,526,387          2,548,657
  In Lieu of Cash Distributions ..................................     1,502,478          3,405,132
  Redeemed .......................................................    (8,433,491)       (19,200,550)
                                                                     -----------       ------------
  Net Decrease from Capital Share Transactions ...................    (5,404,626)       (13,246,761)
                                                                     -----------       ------------
    Total Decrease ...............................................    (3,949,018)       (13,405,893)
                                                                     -----------       ------------
Net Assets:
  Beginning of Period ............................................    52,774,064         66,179,957
                                                                     -----------       ------------
  End of Period (including distributions in excess of net
    investment income of $(26,192) and $(22,153), respectively) ..   $48,825,046       $ 52,774,064
                                                                     ===========       ============
Shares Issued and Redeemed:
  Issued .........................................................       148,891            255,606
  In Lieu of Cash Distributions ..................................       145,347            341,668
  Redeemed .......................................................      (808,825)        (1,937,455)
                                                                     -----------       ------------
  Net Decrease from Shares Issued and Redeemed ...................      (514,587)        (1,340,181)
                                                                     ===========       ============


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    TS&W INTERNATIONAL EQUITY PORTFOLIO

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS


                                                                        Six Months
                                                                          Ended                Year Ended
                                                                      April 30, 2001           October 31,
                                                                       (Unaudited)                2000
                                                                       ------------           ------------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income ....................................          $     40,142           $    104,682
   Net Realized Gain on Investments and
     Foreign Currency Transactions ..........................             4,878,625             24,992,506
   Net Change in Unrealized Depreciation on Investments
     and Foreign Currency Transactions ......................           (14,586,846)           (16,148,485)
                                                                       ------------           ------------
   Net Increase (Decrease) in Net Assets Resulting
     from Operations ........................................            (9,668,079)             8,948,703
                                                                       ------------           ------------
Distributions:
   Net Investment Income ....................................              (222,273)              (441,870)
   Net Realized Gain ........................................           (24,874,916)           (10,452,365)
                                                                       ------------           ------------
   Total Distributions ......................................           (25,097,189)           (10,894,235)
                                                                       ------------           ------------
Capital Share Transactions:
   Issued  ..................................................            10,894,529             18,524,109
   In Lieu of Cash Distributions ............................            24,568,517             10,720,239
   Redeemed .................................................           (11,408,624)           (26,033,152)
                                                                       ------------           ------------
   Net Increase from Capital Share Transactions .............            24,054,422              3,211,196
                                                                       ------------           ------------
     Total Increase (Decrease) ..............................           (10,710,846)             1,265,664
                                                                       ------------           ------------
Net Assets:
   Beginning of Period ......................................           115,479,009            114,213,345
                                                                       ------------           ------------
   End of Period (including undistributed net investment
     income of $2,022 and $222,017, respectively) ...........          $104,768,163           $115,479,009
                                                                       ============           ============
Shares Issued and Redeemed:
   Issued ...................................................               751,557                814,210
   In Lieu of Cash Distributions ............................             1,660,036                508,792
   Redeemed .................................................              (704,711)            (1,152,098)
                                                                       ------------           ------------
   Net Increase from Shares Issued and Redeemed..............             1,706,882                170,904
                                                                       ============           ============

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                  TS&W EQUITY PORTFOLIO

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period


                                      Six Months
                                        Ended                       Years Ended October 31,
                                       April 30,    ------------------------------------------------------
                                         2001
                                      (Unaudited)     2000        1999      1998         1997        1996
                                      -----------   -------     -------    -------     -------     -------
Net Asset Value,
   Beginning of Period ..........       $ 13.99     $ 15.42     $ 14.85    $ 16.52     $ 14.48     $ 12.47
                                        -------     -------     -------    -------     -------     -------
Income from Investment Operations
   Net Investment Income ........          0.05        0.14        0.23       0.26        0.27        0.26
   Net Realized and Unrealized
     Gain .......................          0.14        0.07        1.78       1.14        3.25        2.34
                                        -------     -------     -------    -------     -------     -------
   Total from Investment
     Operations .................          0.19        0.21        2.01       1.40        3.52        2.60
                                        -------     -------     -------    -------     -------     -------
Distributions:
   Net Investment Income ........         (0.08)      (0.13)      (0.24)     (0.24)      (0.27)      (0.26)
   Net Realized Gain ............         (1.75)      (1.51)      (1.20)     (2.83)      (1.21)      (0.33)
                                        -------     -------     -------    -------     -------     -------
      Total Distributions .......         (1.83)      (1.64)      (1.44)     (3.07)      (1.48)      (0.59)
                                        -------     -------     -------    -------     -------     -------
   Net Asset Value, End of
     Period .....................       $ 12.35     $ 13.99     $ 15.42    $ 14.85     $ 16.52     $ 14.48
                                        =======     =======     =======    =======     =======     =======
Total Return ....................          1.66%*      1.83%      14.64%      9.23%      26.31%      21.45%
                                        =======     =======     =======    =======     =======     =======
Ratios and Supplemental Data
Net Assets, End of Period
   (Thousands) ..................       $66,566     $70,196     $93,234    $95,336     $95,582     $81,554
Ratio of Expenses to Average
   Net Assets ...................          1.10%**     1.06%       1.05%      0.99%       0.99%       1.01%
Ratio of Net Investment Income
   to Average Net Assets ........          0.79%**     0.99%       1.40%      1.67%       1.72%       1.93%
Portfolio Turnover Rate .........            17%         42%         42%        63%         42%         40%


 * Not Annualized
** Annualized

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            TS&W FIXED INCOME PORTFOLIO

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period



                                      Six Months
                                        Ended                       Years Ended October 31,
                                       April 30,    ------------------------------------------------------
                                         2001
                                      (Unaudited)     2000        1999      1998         1997        1996
                                      -----------   -------     -------    -------     -------     -------
Net Asset Value,
   Beginning of Period .............    $ 10.09     $ 10.07     $ 10.96    $ 10.54     $ 10.30     $ 10.42
                                        -------     -------     -------    -------     -------     -------
Income from Investment Operations
   Net Investment Income ...........       0.30        0.59        0.57       0.59        0.59        0.56
   Net Realized and Unrealized
   Gain (Loss) .....................       0.27        0.02+      (0.75)      0.42        0.24       (0.12)
                                        -------     -------     -------    -------     -------     -------
   Total from Investment
   Operations ......................       0.57        0.61       (0.18)      1.01        0.83        0.44
                                        -------     -------     -------    -------     -------     -------
Distributions:
   Net Investment Income ...........      (0.30)      (0.59)      (0.58)     (0.59)      (0.59)      (0.56)
   Net Realized Gain ...............         --          --       (0.13)        --          --          --
                                        -------     -------     -------    -------     -------     -------
      Total Distributions ..........      (0.30)      (0.59)      (0.71)     (0.59)      (0.59)      (0.56)
                                        -------     -------     -------    -------     -------     -------
   Net Asset Value, End of Period ..    $ 10.36     $ 10.09     $ 10.07    $ 10.96      $10.54     $ 10.30
                                        =======     =======     =======    =======     =======     =======
Total Return .......................       5.65%*      6.27%      (1.71)%     9.81%       8.40%       4.40%
                                        =======     =======     =======    =======     =======     =======
Ratios and Supplemental Data
Net Assets, End of Period
   (Thousands) .....................    $48,825     $52,774     $66,180    $73,784     $67,987     $61,692
Ratio of Expenses to Average
   Net Assets ......................       0.83%**     0.81%       0.78%      0.71%       0.72%       0.77%
Ratio of Net Investment Income
   to Average Net Assets ...........       5.77%**     5.93%       5.49%      5.48%       5.79%       5.50%
Portfolio Turnover Rate ............         15%         38%         52%        48%         36%         59%


 * Not Annualized
** Annualized
+ The amount shown for the year ended October 31, 2000 for a share outstanding throughout the period does not accord with aggregate net gains on investments for that period because of the sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments of the Portfolio.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    TS&W INTERNATIONAL EQUITY PORTFOLIO

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period

                                      Six Months
                                        Ended                       Years Ended October 31,
                                       April 30,    ------------------------------------------------------
                                         2001
                                      (Unaudited)    2000        1999       1998        1997        1996
                                      -----------  --------    --------   --------    --------    --------
Net Asset Value,
   Beginning of Period..............    $  19.80   $  20.17    $  15.10   $  15.14    $  14.22    $  13.22
                                        --------   --------    --------   --------    --------    --------
Income from Investment
   Operations
   Net Investment Income............        0.01       0.02        0.08       0.06        0.07        0.10
   Net Realized and Unrealized
     Gain (Loss)....................       (1.45)      1.50        5.01       0.32        1.05        1.04
                                        --------   --------    --------   --------    --------    --------
   Total from Investment
     Operations.....................       (1.44)      1.52        5.09       0.38        1.12        1.14
                                        --------   --------    --------   --------    --------    --------
Redemption Fees.....................          --       0.05          --         --          --          --
                                        --------   --------    --------   --------    --------    --------
Distributions:
   Net Investment Income............       (0.04)     (0.08)      (0.02)     (0.08)      (0.11)      (0.14)
   Net Realized Gain................       (4.42)     (1.86)         --      (0.18)      (0.09)         --
   In Excess of Net Realized
     Gain...........................          --         --          --      (0.16)         --          --
                                        --------   --------    --------   --------    --------    --------
     Total Distributions............       (4.46)     (1.94)      (0.02)     (0.42)      (0.20)      (0.14)
                                        --------   --------    --------   --------    --------    --------
Net Asset Value, End of Period .....    $  13.90   $  19.80    $  20.17   $  15.10    $  15.14     $ 14.22
                                        ========   ========    ========   ========    ========    ========
Total Return........................       (8.64)%*    7.16%      33.77%      2.67%       7.94%       8.71%
                                        ========   ========    ========   ========    ========    ========
Ratios and Supplemental Data
Net Assets, End of Period
   (Thousands)......................    $104,768   $115,479    $114,213   $116,969    $115,500    $103,339

Ratio of Expenses to Average
   Net Assets.......................        1.34%**    1.36%       1.37%      1.32%       1.30%       1.35%

Ratio of Net Investment Income
   to Average Net Assets............        0.08%**    0.08%       0.39%      0.42%       0.47%       0.84%

Portfolio Turnover Rate.............          12%        26%         21%        28%         45%         25%


 * Not Annualized
** Annualized

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                    THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

     UAM Funds, Inc., UAM Funds, Inc. II and UAM Funds Trust (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The TS&W Equity Portfolio, TS&W Fixed Income Portfolio and TS&W International Equity Portfolio (the "Portfolios"), portfolios of UAM Funds, Inc., are diversified, open-end management investment companies. At April 30, 2001, the UAM Funds were comprised of 40 active portfolios. The information presented in the financial statements pertains only to the Portfolios. The objectives of the Portfolios are as follows:

     TS&W Equity Portfolio seeks to provide maximum long-term total return consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of relatively large companies.

     TS&W Fixed Income Portfolio seeks to provide maximum long-term total return consistent with reasonable risk to principal, by investing primarily in investment grade fixed income securities of varying maturities.

     TS&W International Equity Portfolio seeks to provide maximum long-term total return consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of primarily non-United States issuers on a world-wide basis.

     A. Significant Accounting Policies: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Portfolios in the preparation of their financial statements. Accounting principles generally accepted in the United States of America may require Management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

         1. Security Valuation: Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined using the last reported bid. Fixed income securities are stated on the basis of valuation provided by brokers and/or a pricing service which uses information with respect to transactions in fixed income securities, quotations from dealers, market transactions in comparable securities and various relationships between securities in determining value. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. The converted value is based on the bid price of the

UAM FUNDS                                                    THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------
     foreign currency against U.S. dollars quoted by a pricing vendor. Short-term investments with maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available are stated at fair value following procedures approved by the Board of Directors.

         2. Federal Income Taxes: It is each Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

         The TS&W International Equity Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The TS&W International Equity Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

         3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Portfolios' custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolios have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

         Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

         4. Foreign Currency Translation: The books and records of the TS&W International Equity Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The TS&W International Equity Portfolio does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on

UAM FUNDS                                                    THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------
     investments on the statement of operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the TS&W International Equity Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

         5.  Forward Foreign Currency Exchange Contracts: The TS&W
     International Equity Portfolio may enter into forward foreign currency exchange contracts to hedge the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the TS&W International Equity Portfolio as unrealized gain or loss. The TS&W International Equity Portfolio recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, at the date of default.

         6. Distributions to Shareholders: The TS&W Equity Portfolio will normally distribute substantially all of its net investment income quarterly. The TS&W Fixed Income Portfolio will normally distribute substantially all of its net investment income monthly. The TS&W International Equity Portfolio will normally distribute substantially all of its net investment income annually. Any realized net capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

         The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for foreign currency transactions, REIT return of capital and for the timing of the recognition of gains or losses on investments. Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

UAM FUNDS                                                    THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------
         Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

         7. Other: Security transactions are accounted for on trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the TS&W International Equity Portfolio is informed of the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized using the scientific interest method, which approximates the effective interest method. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed are apportioned among the portfolios of the UAM Funds based on their relative net assets. Custodian fees for the Portfolios are shown gross of expense offsets, if any, for custodian balance credits.

         8. Accounting Standards Issued But Not Yet Adopted: On November 21, 2000, the American Institute of Certified Public Accountants ("AICPA") issued the AICPA Audit and Accounting Guide "Audits of Investment Companies" (the "Guide"), effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The Management of the Portfolios does not expect any material impact on results of operations or financial condition of the Portfolios upon adoption of the provisions of the Guide.

     B. Investment Advisory Services: Under the terms of an investment advisory agreement, Thompson, Siegel & Walmsley, Inc. (the "Adviser "), an affiliate of Old Mutual (US) Holdings Inc. (formerly United Asset Management Corporation), provides investment advisory services to the Portfolios at a fee calculated at an annual rate of the average daily net assets for the month, as follows.

     TS&W Portfolios                                           Rate
     ---------------                                         --------
     Equity................................................    0.75%
     Fixed Income..........................................    0.45%
     International Equity..................................    1.00%

Old Mutual (US) Holdings Inc. is a subsidiary of Old Mutual plc, which gained control of United Asset Management Corporation ("UAM") on September 26, 2000.

UAM FUNDS                                                    THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------
     C. Administrative Services: Prior to April 1, 2001, UAM Fund Services, Inc. ("UAMFSI"), a wholly owned subsidiary of UAM, provided and oversaw administrative, fund accounting, dividend disbursing, shareholder servicing and transfer agent services to the Portfolio, under a Fund Administration Agreement (the "Agreement"). UAMFSI had entered into separate Service Agreements with SEI Investments Mutual Funds Services ("SEI"), a wholly owned subsidiary of SEI Investments Company, DST Systems, Inc., ("DST") and UAM Shareholder Service Center ("UAMSSC"), an affiliate of UAM, to assist in providing certain services to the Portfolio.

     Pursuant to the Agreements, the Portfolios paid UAMFSI 0.093%, 0.073% and 0.93% per annum of the average daily net assets of the Equity, Fixed Income and International Equity Portfolios, respectively, an annual base fee of $72,500 for each of the Portfolios, and a fee based on the number of active shareholder accounts.

     For the five months ended March 31, 2001, the Administrator earned the following amounts from the Portfolios and paid the following to SEI, UAMSSI and DST for their services:

                                               Portion     Portion    Portion
                              Administration   Paid to     Paid to    Paid to
     TS&W Portfolios               Fees          SEI       UAMSSC       DST
     --------                 --------------   -------     ------     -------
     Equity...................   $ 63,473      $22,796     $6,829     $ 8,316
     Fixed Income.............     51,702       21,102      5,770       7,272
     International Equity.....     88,721       27,881      8,168      16,464

     Effective April 1, 2001, SEI (the "Administrator") was appointed the administrator and began providing administrative services to the UAM Funds under an Administration Agreement (the "Administration Agreement").

     Pursuant to the Administration Agreement, the Portfolio pays the Administrator 0.093%, 0.073% and 0.093% per annum of the average daily net assets of the Equity, Fixed Income and International Equity Portfolios, respectively, and an annual base fee of $54,500 for each of the Portfolios. For the one month ending April 30, 2001, the Administrator was paid $9,370, $7,436 and $12,063 for the Equity, Fixed Income and International Equity Portfolios, respectively.

     D. Distribution Services: Prior to April 1, 2001, UAM Fund Distributors, Inc. ("UAMFDI"), a wholly owned subsidiary of UAM, distributed the shares of the UAM Funds. UAMFDI did not receive any fee or other compensation with respect to the Portfolios.

UAM FUNDS                                                    THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------
     Effective April 1, 2001, Funds Distributor, Inc. (the "Distributor") was appointed as the distributor and began providing services to the UAM Funds. The Distributor does not receive any fee or other compensation with respect to the Portfolios.

     E. Directors' Fees: Each Director, who is not an officer or affiliated person, receives $3,000 per meeting attended plus reimbursement of expenses incurred in attending Board meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $200 for each active portfolio of the UAM Funds.

     F. Shareholder Servicing Fees: Certain brokers, dealers, trust companies and other financial representatives receive compensation from the UAM Funds for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the UAM Funds that are serviced by the financial representative.

     G. Purchases and Sales: For the six months ended April 30, 2001, the purchases and sales of investment securities other than long-term U.S. Government and short-term securities were:

     TS&W Portfolios                               Purchases       Sales
     ---------------                              -----------   -----------
     Equity.................................      $11,169,803   $13,591,196
     Fixed Income...........................        5,700,517     4,584,175
     International Equity...................       12,535,248    15,662,289

     Purchases and sales of long-term U.S. Government securities were $1,521,135 and $6,813,042 respectively, for the TS&W Fixed Income Portfolio. There were no purchases or sales of long-term U.S. Government securities for the TS&W Equity Portfolio or the TS&W International Equity Portfolio.

     H. Line of Credit: The Portfolios, along with certain other portfolios of UAM Funds, collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.75%. In addition, a commitment fee of 0.10% per annum (provided that for the period beginning April 27, 2001 through July 27, 2001 such commitment fee shall be computed at 0.09% per annum), payable at the end of each calendar quarter, is accrued by each participating portfolio based on its average daily unused portion of the line of credit. For the six months ended April 30, 2001, the Portfolios had no borrowings under the agreement.

UAM FUNDS                                                    THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------
     I. Other: At April 30, 2001, the percentage of total shares outstanding held by record shareholders each owning 10% or greater of the aggregate total shares outstanding for each Portfolio was as follows:

                                                   No. of            %
     TS&W Portfolios                            Shareholders     Ownership
     ---------------                            ------------     ---------
     Equity...............................            2              21%
     Fixed Income.........................            2              29%
     International Equity.................            1              13%

     At April 30, 2001, the net assets of the TS&W International Equity Portfolio were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

     Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

     The TS&W International Equity Portfolio retains a redemption fee of 1.00% on redemptions of capital shares held for less than 90 days.

NOTES

UAM FUNDS                                                    THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------
Officers and Directors

James F. Orr, III
Director, President and Chairman

John T. Bennett, Jr.
Director

Nancy J. Dunn
Director

Philip D. English
Director

William A. Humenuk
Director

Linda T. Gibson, Esq.
Vice President and Secretary

Sherry Kajden Vetterlein
Vice President and Assistant Secretary

Christopher Salfi
Treasurer

Molly S. Mugler
Assistant Secretary

--------------------------------------------------------------------------------

UAM Funds
P.O. Box 219081
Kansas City, MO 64121
(toll free)
1-877-UAM-LINK (826-5465)
www.uam.com

Investment Adviser
Thompson, Siegel & Walmsley, Inc.
500 Monument Avenue
Richmond, VA 23230-0883

Distributor
Funds Distributor, Inc.
60 State Street
Suite 1300
Boston, MA 02109

--------------------------------------------------------------------------------
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.
--------------------------------------------------------------------------------